Expense Example	Mar. 01, 2026 USD ($)
MH Elite Small Cap Fund of Funds | MH Elite Small Cap Fund of Funds
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 218
Expense Example, with Redemption, 3 Years	688
Expense Example, with Redemption, 5 Years	1,206
Expense Example, with Redemption, 10 Years	2,746
MH Elite Fund of Funds | MH Elite Fund of Funds
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	196
Expense Example, with Redemption, 3 Years	617
Expense Example, with Redemption, 5 Years	1,082
Expense Example, with Redemption, 10 Years	2,462
MH Elite Select Portfolio of Funds | MH Elite Select Portfolio of Funds
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	212
Expense Example, with Redemption, 3 Years	669
Expense Example, with Redemption, 5 Years	1,172
Expense Example, with Redemption, 10 Years	2,669
MH Elite Income Fund of Funds | MH Elite Income Fund of Funds
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	191
Expense Example, with Redemption, 3 Years	601
Expense Example, with Redemption, 5 Years	1,053
Expense Example, with Redemption, 10 Years	$ 2,398